Investment Objectives and Goals - VALUE LINE CORE BOND FUND	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	VALUE LINE CORE BOND FUND
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to maximize current income.
Objective, Secondary [Text Block]	Capital appreciation is a secondary objective but only when consistent with the Fund’s primary objective.